Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Low Volatility Index Fund
July 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MLV-NPRT3-0925
1.9892173.106
Common Stocks - 98.6%
	Shares	Value ($)
BRAZIL - 1.3%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Telefonica Brasil SA	3,281,660	18,449,100
Industrials - 0.6%
Ground Transportation - 0.6%
Rumo SA	4,923,700	14,543,668
TOTAL BRAZIL		32,992,768
CHILE - 0.9%
Financials - 0.9%
Banks - 0.9%
Banco de Chile	157,932,638	21,755,704
CHINA - 25.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
China Tower Corp Ltd H Shares (b)(c)	20,164,200	28,216,083
Consumer Discretionary - 1.8%
Automobiles - 0.2%
SAIC Motor Corp Ltd A Shares (China)	2,213,800	5,267,698
Household Durables - 1.6%
Gree Electric Appliances Inc of Zhuhai A Shares (China)	1,952,900	12,360,083
Haier Smart Home Co Ltd H Shares	8,668,400	27,308,748
		39,668,831
TOTAL CONSUMER DISCRETIONARY		44,936,529

Consumer Staples - 0.9%
Food Products - 0.6%
Want Want China Holdings Ltd	18,343,000	13,257,847
Personal Care Products - 0.3%
Hengan International Group Co Ltd	2,804,500	8,378,176
TOTAL CONSUMER STAPLES		21,636,023

Energy - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
China Petroleum & Chemical Corp H Shares	62,248,000	36,528,544
China Shenhua Energy Co Ltd H Shares	8,313,000	36,029,795
		72,558,339
Financials - 14.7%
Banks - 13.1%
Agricultural Bank of China Ltd A Shares (China)	1,000,000	874,538
Agricultural Bank of China Ltd H Shares	58,414,000	38,267,971
Bank of China Ltd A Shares (China)	27,455,000	21,164,695
Bank of China Ltd H Shares	63,585,000	36,702,122
Bank of Communications Co Ltd A Shares (China)	13,625,500	14,468,531
Bank of Communications Co Ltd H Shares	40,617,000	36,590,550
China CITIC Bank Corp Ltd H Shares	39,243,000	36,461,544
China Construction Bank Corp H Shares	43,369,000	44,357,968
China Minsheng Banking Corp Ltd H Shares	28,407,500	17,098,164
Industrial & Commercial Bank of China Ltd A Shares (China)	35,052,800	36,789,408
Industrial & Commercial Bank of China Ltd H Shares	51,359,000	39,352,569
Postal Savings Bank of China Co Ltd H Shares (b)(c)	16,021,000	11,317,410
		333,445,470
Insurance - 1.6%
PICC Property & Casualty Co Ltd H Shares	19,350,000	40,162,539
TOTAL FINANCIALS		373,608,009

Industrials - 1.1%
Construction & Engineering - 0.4%
China Railway Group Ltd H Shares	18,127,000	9,120,269
Ground Transportation - 0.7%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	14,872,100	11,136,347
Daqin Railway Co Ltd A Shares (China)	7,139,075	6,477,771
		17,614,118
Transportation Infrastructure - 0.0%
Jiangsu Expressway Co Ltd A Shares (China)	568,800	1,119,096
TOTAL INDUSTRIALS		27,853,483

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
China Railway Signal & Communication Corp Ltd A Shares (China)	2,330,169	1,708,915
China Railway Signal & Communication Corp Ltd H Shares (b)(c)	7,015,000	3,066,737
		4,775,652
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd	420,000	538,544
TOTAL INFORMATION TECHNOLOGY		5,314,196

Utilities - 2.4%
Independent Power and Renewable Electricity Producers - 2.4%
CGN Power Co Ltd A Shares (China)	7,291,800	3,723,347
CGN Power Co Ltd H Shares (b)(c)	48,377,000	18,173,902
China Three Gorges Renewables Group Co Ltd A Shares (China)	9,700,000	5,831,655
China Yangtze Power Co Ltd A Shares (China)	8,444,572	32,661,716
		60,390,620
TOTAL CHINA		634,513,282
INDIA - 17.0%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Bharti Airtel Ltd	1,617,095	35,233,052
Consumer Discretionary - 3.8%
Automobiles - 2.7%
Maruti Suzuki India Ltd	241,340	34,647,325
TVS Motor Co Ltd	1,026,894	32,736,140
		67,383,465
Textiles, Apparel & Luxury Goods - 1.1%
Titan Co Ltd	753,355	28,702,184
TOTAL CONSUMER DISCRETIONARY		96,085,649

Consumer Staples - 2.5%
Food Products - 1.2%
Nestle India Ltd	1,201,272	30,778,942
Personal Care Products - 1.3%
Hindustan Unilever Ltd	1,098,442	31,573,935
TOTAL CONSUMER STAPLES		62,352,877

Health Care - 3.0%
Pharmaceuticals - 3.0%
Cipla Ltd/India	1,582,309	27,967,940
Dr Reddy's Laboratories Ltd	2,164,835	31,260,454
Sun Pharmaceutical Industries Ltd	874,801	17,003,278
		76,231,672
Information Technology - 5.3%
IT Services - 5.3%
HCL Technologies Ltd	1,711,514	28,555,661
Infosys Ltd	1,611,120	27,423,792
Tata Consultancy Services Ltd	757,744	26,154,367
Tech Mahindra Ltd	1,761,713	29,252,050
Wipro Ltd	8,118,216	22,855,830
		134,241,700
Utilities - 1.0%
Electric Utilities - 1.0%
Power Grid Corp of India Ltd	8,265,033	27,345,769
TOTAL INDIA		431,490,719
INDONESIA - 1.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Telkom Indonesia Persero Tbk PT	92,371,800	16,220,021
Financials - 1.1%
Banks - 1.1%
Bank Central Asia Tbk PT	51,277,900	25,700,258
TOTAL INDONESIA		41,920,279
KOREA (SOUTH) - 6.5%
Consumer Discretionary - 2.2%
Automobile Components - 1.5%
Hyundai Mobis Co Ltd	185,232	38,849,782
Household Durables - 0.7%
Coway Co Ltd	228,920	17,746,138
TOTAL CONSUMER DISCRETIONARY		56,595,920

Consumer Staples - 1.6%
Tobacco - 1.6%
KT&G Corp	428,067	39,875,979
Financials - 1.0%
Banks - 0.6%
Industrial Bank of Korea	1,137,545	15,773,842
Insurance - 0.4%
DB Insurance Co Ltd	105,157	9,606,645
TOTAL FINANCIALS		25,380,487

Information Technology - 1.7%
IT Services - 0.7%
Samsung SDS Co Ltd	163,882	18,661,394
Technology Hardware, Storage & Peripherals - 1.0%
Samsung Electronics Co Ltd	503,328	25,495,512
TOTAL INFORMATION TECHNOLOGY		44,156,906

TOTAL KOREA (SOUTH)		166,009,292
KUWAIT - 2.6%
Communication Services - 0.7%
Wireless Telecommunication Services - 0.7%
Mobile Telecommunications Co KSCP	10,652,922	18,511,692
Financials - 1.9%
Banks - 1.9%
Boubyan Bank KSCP	3,373,677	7,768,879
National Bank of Kuwait SAKP	11,465,984	39,287,334
		47,056,213
TOTAL KUWAIT		65,567,905
MALAYSIA - 4.1%
Communication Services - 0.5%
Wireless Telecommunication Services - 0.5%
CELCOMDIGI BHD	12,738,700	11,456,070
Consumer Staples - 0.2%
Food Products - 0.2%
PPB Group Bhd	2,214,300	4,888,344
Financials - 0.5%
Banks - 0.5%
Malayan Banking Bhd	5,406,716	11,891,641
Public Bank Bhd	1,684,200	1,658,715
		13,550,356
Health Care - 0.8%
Health Care Providers & Services - 0.8%
IHH Healthcare Bhd	13,327,200	20,771,801
Industrials - 0.4%
Marine Transportation - 0.4%
MISC Bhd	5,787,800	10,107,983
Utilities - 1.7%
Electric Utilities - 1.4%
Tenaga Nasional Bhd	11,107,600	33,833,172
Gas Utilities - 0.3%
Petronas Gas Bhd	1,947,500	8,202,788
TOTAL UTILITIES		42,035,960

TOTAL MALAYSIA		102,810,514
MEXICO - 0.3%
Consumer Staples - 0.3%
Household Products - 0.3%
Kimberly Clark DE Mexico Sab D Series A	4,696,700	8,753,563
PHILIPPINES - 0.5%
Communication Services - 0.3%
Wireless Telecommunication Services - 0.3%
PLDT Inc	372,310	8,422,869
Utilities - 0.2%
Electric Utilities - 0.2%
Manila Electric Co	598,530	5,517,968
TOTAL PHILIPPINES		13,940,837
QATAR - 2.4%
Financials - 2.2%
Banks - 2.2%
Al Rayan Bank	4,381,886	2,864,292
Qatar Islamic Bank QPSC	3,499,524	23,576,854
Qatar National Bank QPSC	5,374,664	27,677,822
		54,118,968
Utilities - 0.2%
Multi-Utilities - 0.2%
Qatar Electricity & Water Co QSC	1,327,059	5,868,072
TOTAL QATAR		59,987,040
RUSSIA - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc (d)(e)	1,400	0
Phosagro Pjsc GDR (b)(d)(e)	3,774	0

TOTAL RUSSIA		0
SAUDI ARABIA - 7.7%
Communication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Saudi Telecom Co	2,845,911	31,895,204
Wireless Telecommunication Services - 0.3%
Etihad Etisalat Co	428,698	6,994,300
TOTAL COMMUNICATION SERVICES		38,889,504

Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
Aldrees Petroleum and Transport Services Co	28,310	901,126
Jarir Marketing Co	2,533,498	8,678,907
		9,580,033
Consumer Staples - 0.5%
Food Products - 0.5%
Almarai Co JSC	1,086,804	13,878,039
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Saudi Arabian Oil Co (b)(c)	5,245,759	33,982,550
Financials - 1.0%
Banks - 1.0%
Alinma Bank	3,649,648	25,121,674
Health Care - 0.3%
Health Care Providers & Services - 0.3%
Mouwasat Medical Services Co	405,959	8,225,023
Information Technology - 0.6%
IT Services - 0.6%
Elm Co	67,664	16,414,982
Materials - 1.5%
Chemicals - 1.5%
SABIC Agri-Nutrients Co	526,488	16,730,391
Saudi Basic Industries Corp	1,319,644	19,225,972
Yanbu National Petrochemical Co	133,943	1,089,084
		37,045,447
Utilities - 0.5%
Electric Utilities - 0.5%
Saudi Electricity Co	3,422,801	13,477,319
TOTAL SAUDI ARABIA		196,614,571
TAIWAN - 22.3%
Communication Services - 3.3%
Diversified Telecommunication Services - 1.5%
Chunghwa Telecom Co Ltd	8,808,000	37,975,965
Wireless Telecommunication Services - 1.8%
Far EasTone Telecommunications Co Ltd	6,820,000	18,558,904
Taiwan Mobile Co Ltd	7,563,000	26,601,683
		45,160,587
TOTAL COMMUNICATION SERVICES		83,136,552

Consumer Staples - 2.2%
Consumer Staples Distribution & Retail - 0.8%
President Chain Store Corp	2,426,000	20,742,666
Food Products - 1.4%
Uni-President Enterprises Corp	12,852,000	33,843,275
TOTAL CONSUMER STAPLES		54,585,941

Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Formosa Petrochemical Corp	7,200,000	10,497,026
Financials - 6.2%
Banks - 6.2%
Chang Hwa Commercial Bank Ltd	35,075,888	21,616,386
Mega Financial Holding Co Ltd	27,119,797	38,490,753
Shanghai Commercial & Savings Bank Ltd/The	12,553,080	17,981,112
SinoPac Financial Holdings Co Ltd	36,487,427	30,038,197
Taichung Commercial Bank Co Ltd (e)	16,453,904	12,198,642
Taiwan Cooperative Financial Holding Co Ltd	44,457,468	37,648,071
		157,973,161
Industrials - 0.6%
Industrial Conglomerates - 0.2%
Far Eastern New Century Corp	5,648,000	5,401,077
Transportation Infrastructure - 0.4%
Taiwan High Speed Rail Corp	9,479,000	8,619,182
TOTAL INDUSTRIALS		14,020,259

Information Technology - 8.3%
Electronic Equipment, Instruments & Components - 1.9%
Lotes Co Ltd	394,000	18,381,838
Synnex Technology International Corp	5,698,000	12,599,279
Wpg Holding Co Ltd	7,260,000	16,050,146
		47,031,263
Semiconductors & Semiconductor Equipment - 0.0%
Chipbond Technology Corp	1,212,000	2,260,698
Technology Hardware, Storage & Peripherals - 6.4%
Asustek Computer Inc	1,774,000	38,853,962
Catcher Technology Co Ltd	2,941,000	20,722,844
Chicony Electronics Co Ltd	2,892,000	12,581,953
Compal Electronics Inc	17,914,000	17,491,143
Inventec Corp	13,495,000	19,886,138
Lite-On Technology Corp	7,462,000	29,434,421
Pegatron Corp	8,864,000	23,544,232
		162,514,693
TOTAL INFORMATION TECHNOLOGY		211,806,654

Materials - 1.0%
Chemicals - 0.4%
Formosa Plastics Corp	7,250,000	10,289,814
Construction Materials - 0.6%
Asia Cement Corp	10,287,000	13,874,271
TOTAL MATERIALS		24,164,085

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Highwealth Construction Corp	7,425,590	10,123,429
TOTAL TAIWAN		566,307,107
THAILAND - 1.8%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Advanced Info Service PCL	4,006,900	35,486,300
Advanced Info Service PCL depository receipt	32,600	288,715
		35,775,015
Health Care - 0.4%
Health Care Providers & Services - 0.4%
Bangkok Dusit Medical Services PCL	16,804,100	11,021,346
Bangkok Dusit Medical Services PCL depository receipt	148,200	97,199
		11,118,545
TOTAL THAILAND		46,893,560
UNITED ARAB EMIRATES - 4.4%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Emirates Telecommunications Group Co PJSC	5,489,532	28,306,649
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.3%
Americana Restaurants International PLC - Foreign Co	12,373,397	7,242,701
Specialty Retail - 0.5%
Abu Dhabi National Oil Co for Distribution PJSC	12,389,345	12,513,979
TOTAL CONSUMER DISCRETIONARY		19,756,680

Financials - 1.3%
Banks - 1.3%
Dubai Islamic Bank PJSC	12,512,291	33,996,995
Utilities - 1.2%
Multi-Utilities - 1.2%
Dubai Electricity & Water Authority PJSC	38,922,461	29,353,049
TOTAL UNITED ARAB EMIRATES		111,413,373
TOTAL COMMON STOCKS (Cost $2,015,675,983)		2,500,970,514

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/21/2025 (g) (Cost $1,362,804)	4.25	1,366,000	1,362,739

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $26,781,161)	4.33	26,775,805	26,781,161

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $2,043,819,948)	2,529,114,414
NET OTHER ASSETS (LIABILITIES) - 0.3%	8,463,024
NET ASSETS - 100.0%	2,537,577,438

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	602	Sep 2025	37,272,830	915,353	915,353

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $94,756,682 or 3.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $94,756,682 or 3.7% of net assets.

(d)	Level 3 security
(e)	Non-income producing.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,113,336.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	335	447,785,028	421,004,202	1,268,423	-	-	26,781,161	26,775,805	0.0%
Total	335	447,785,028	421,004,202	1,268,423	-	-	26,781,161

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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